EQ ADVISORS TRUSTSM

EQ/Large Cap Value Managed Volatility Portfolio

EQ/Intermediate Corporate Bond Portfolio

EQ/Long-Term Bond Portfolio

SUPPLEMENT DATED SEPTEMBER 30, 2025 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2025, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”) dated May 1, 2025, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may view, print, and download these documents, free of charge, at the Trust’s website at https://equitable-funds.com.

The purpose of this Supplement is to provide you with information regarding changes to the portfolio managers for certain Portfolios:

Effective September 30, 2025, Cem Inal of AllianceBernstein L.P. (“AllianceBernstein”) no longer serves as a Portfolio Manager for a portion of the Active Allocated Portion of the EQ/Large Cap Value Managed Volatility Portfolio.

Effective September 30, 2025, Tiffanie Wong, CFA® of AllianceBernstein no longer serves as a member of the team responsible for the securities selection, research and trading for the EQ/Intermediate Corporate Bond Portfolio and EQ/Long-Term Bond Portfolio.

Effective September 30, 2025, the following changes are being made to the Summary Prospectus, Prospectus and SAI:

The section of the Summary Prospectus and Prospectus entitled “EQ/Large Cap Value Managed Volatility Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended by deleting the table in its entirety and replacing it with the following information:

Name	Title	Date Began Managing the Portfolio
Snezhana Otto	Senior Vice President and Portfolio Manager — US Large Cap Value Equities of AllianceBernstein	September 2025

The section of the Summary Prospectus and Prospectus entitled “EQ/Intermediate Corporate Bond Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended to add the following information:

Name	Title	Date Began Managing the Portfolio
Matthew Sheridan, CFA	Senior Vice President and Director of Fixed Income of AllianceBernstein	September 2025
William Smith, CFA	Senior Vice President and Director — US High Yield Credit of AllianceBernstein	September 2025

The section of the Summary Prospectus and Prospectus entitled “EQ/Long-Term Bond Portfolio — WHO MANAGES THE PORTFOLIO — Sub-Adviser: AllianceBernstein L.P. (“AllianceBernstein” or the “Sub-Adviser”)” is amended to add the following information:

Name	Title	Date Began Managing the Portfolio
Matthew Sheridan, CFA	Senior Vice President and Director of Fixed Income of AllianceBernstein	September 2025
William Smith, CFA	Senior Vice President and Director — US High Yield Credit of AllianceBernstein	September 2025

The section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — AllianceBernstein L.P.” is amended by deleting the fourth and seventh paragraphs in their entirety and replacing them with the following information:

The North American Value Investment Policy Group, comprised of senior North American Value Investment Team members, manages and makes investment decisions for the Active Allocated Portion of EQ/Large Cap Value Managed Volatility Portfolio. The North American Value Investment Policy Group relies heavily on the fundamental analysis and research of AllianceBernstein’s large internal research staff. No one person is principally responsible for making recommendations for the Active Allocated Portion of the Portfolio. The member of the North American Value Investment Policy Group with the most significant responsibility for the investment decisions for the Active Allocated Portion of the Portfolio is Snezhana Otto.

Snezhana Otto is a Senior Vice President and Portfolio Manager for US Large Cap Value Equities. She previously served as a portfolio manager for US Mid Cap Value and a senior research analyst for US Large Cap Value. She has been with AllianceBernstein since 2018 and has 16 years of industry experience.

The management of and investment decisions for the EQ/Intermediate Corporate Bond Portfolio and EQ/Long-Term Bond Portfolio are the joint and primary responsibility of Matthew Sheridan, William Smith and Sonam Dorji.

Matthew Sheridan, CFA is a Senior Vice President and Director of Fixed Income at AB, leading the firm’s US Multi-Sector Fixed Income strategies. He is also a member of the Global Fixed Income and Income Strategies portfolio-management teams. Additionally, Mr. Sheridan is a member of the Rates and Currency Research Review team and the Emerging Market Debt Research Review team. He joined AllianceBernstein in 1998.

William Smith, CFA is a Senior Vice President and Director of US High Yield Credit. He is also a member of the High Income, Global High Yield, Short Duration High Yield and European High Yield portfolio-management teams. He joined AllianceBernstein in 2012.

Sonam Dorji is a Senior Vice President and Portfolio Manager of AllianceBernstein, primarily focusing on Global Multi-Sector Income strategies. She joined AllianceBernstein in 2012.

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The section of the SAI entitled “Appendix B — EQ Advisors Trust — Portfolio Manager Information — AllianceBernstein L.P. (“AllianceBernstein”)” is amended to add the following information:

AllianceBernstein L.P. (“AllianceBernstein”)

Portfolio Manager	Presented below for each portfolio manager is the number of other accounts managed by the portfolio manager and the total assets in the accounts managed within each category as of August 31, 2025						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

EQ/Large Cap Value Managed Volatility Portfolio
Snezhana Otto	3	$1,195m	1	$244m	2,935	$2,683m	0	0	0	0	0	0

EQ/Intermediate Corporate Bond Portfolio
Matthew Sheridan, CFA	7	$10,741m	99	$47,120m	78	$21,338m	0	0	0	0	1	$1,611m
William Smith, CFA	5	$1,370m	68	$11,840m	604	$80,070m	0	0	1	$756m	0	0

EQ/Long-Term Bond Portfolio
Matthew Sheridan, CFA	7	$10.741m	99	$47,120m	78	$21,338m	0	0	0	0	1	$1,611m
William Smith, CFA	5	$1,370m	68	$11,840m	604	$80,070m	0	0	1	$756m	0	0

Ownership of Shares of the Portfolios as of August 31, 2025

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000

EQ/Large Cap Value Managed Volatility Portfolio
Snezhana Otto	X

EQ/Intermediate Corporate Bond Portfolio
Matthew Sheridan	X
William Smith, CFA	X

EQ/Long-Term Bond Portfolio
Matthew Sheridan	X
William Smith, CFA	X